Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Revenues by Each Group of Similar Products

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2010	2011	2012
Cell phones	$125,074,305	$165,957,852	$64,712,559
Fitness and wellness products	402,523	12,064,447	62,629,956
Electronic learning device and dictionary	69,534,653	62,539,448	41,345,071
Collectible products	18,039,843	33,193,655	20,427,475
Health products	12,949,887	13,347,757	10,691,723
Consumer electronics	14,034,617	24,248,963	8,489,927
Cosmetics products	26,233,187	24,857,370	7,089,145
Autocare products	9,753,122	1,188,928	452,282
Other products	17,504,140	25,600,238	27,442,076

Total gross revenues	$293,526,277	$362,998,658	$243,280,214
Less: sales taxes	(285,092)	(940,745)	(706,540)

Total revenues, net	$293,241,185	$362,057,913	$242,573,674

Gross Profit by Segments

The gross profit by segments is as follows:

Year ended December 31, 2010	Direct sales	Distribution sales	Total
Revenue, net	$195,821,308	$97,419,877	$293,241,185
Cost of revenue	106,990,383	74,732,116	181,722,499

Gross profit	$88,830,925	$22,687,761	$111,518,686

Year ended December 31, 2011	Direct sales	Distribution sales	Total
Revenue, net	$291,524,509	$70,533,404	$362,057,913
Cost of revenue	160,359,667	45,584,141	205,943,808

Gross profit	$131,164,842	$24,949,263	$156,114,105

Year ended December 31, 2012	Direct sales	Distribution sales	Total
Revenue, net	$193,614,500	$48,959,174	$242,573,674
Cost of revenue	96,471,502	35,475,084	131,946,586

Gross profit	$97,142,998	$13,484,090	$110,627,088